DISCONTINUED OPERATIONS - Assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
DISPOSALS AND DISCONTINUED OPERATIONS
Current assets from discontinued operations	$ 2,280,343	$ 912,035
Non-current assets from discontinued operations	20,069,739	347,552
Current liabilities from discontinued operations	7,293,806	792,935
Non-current liabilities from discontinued operations	389,724	171,110
Discontinued operations
DISPOSALS AND DISCONTINUED OPERATIONS
Cash and cash equivalents	167,848	12,630
Accounts receivable, net	932,438	337,092
Inventories, net	515,826	164,131
Prepaid expenses and other current assets	664,231	398,182
Current assets from discontinued operations	2,280,343	912,035
Right-of-use asset - Operating Lease	68,410	103,665
Property and equipment, net	19,706,169	10,502
Intangible assets, net	295,160	233,385
Non-current assets from discontinued operations	20,069,739	347,552
Total assets from discontinued operation	22,350,082	1,259,587
Accounts payable	976,430	191,458
Accrued expenses and other current liabilities	894,385	446,071
Debt, net of debt discount	883,347	82,945
Deferred Consideration	396,850
Operating lease liability	36,830	30,099
Contract liabilities	66,450	42,362
Deferred Tax Liabilities	4,039,514
Current liabilities from discontinued operations	7,293,806	792,935
Debt, net of current portion	355,929	96,965
Operating lease liabilities, net of current portion	33,795	74,145
Non-current liabilities from discontinued operations	389,724	171,110
Total liabilities from discontinued operation	7,683,530	$ 964,045
Noncontrolling interest	$ 1,547,305